Financial and Non-Financial Assets and Liabilities by Currency (Tables)	12 Months Ended
Dec. 31, 2025
Financial and Non-Financial Assets and Liabilities by Currency [Abstract]
Schedule of Financial and Non-Financial Assets and Liabilities by Currency
As of December 31, 2025	CLP	UF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	24,352,419	22,953,795	187,136	3,761,516	18,278	148,857	4,009	13,147	29,502	23,183	51,491,842
Non-financial assets	2,076,559	7,822	1,209	526,132	21	955	68	—	—	—	2,612,766
Total assets	26,428,978	22,961,617	188,345	4,287,648	18,299	149,812	4,077	13,147	29,502	23,183	54,104,608

Liabilities
Financial liabilities	26,552,178	11,503,391	252	6,208,712	6,079	129,357	262,499	232,405	18,817	895,830	45,809,520
Non-financial liabilities	1,508,458	9,797	1,687	84,012	5	2,573	571	12	3	123	1,607,241
Total liabilities	28,060,636	11,513,188	1,939	6,292,724	6,084	131,930	263,070	232,417	18,820	895,953	47,416,761

Mismatch of financial assets and liabilities (*)	(2,199,759)	11,450,404	186,884	(2,447,196)	12,199	19,500	(258,490)	(219,258)	10,685	(872,647)	5,682,322

(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.

As of December 31, 2024	CLP	UF	FX Indexation	USD	GBP	EUR	CHF	JPY	CNY	Others	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets	21,372,789	22,335,846	171,396	5,307,262	35,762	280,162	62,903	18,750	5,462	22,361	49,612,693
Non-financial assets	1,951,157	49,318	11,699	429,341	—	1,270	—	—	—	64	2,442,849
Total assets	23,323,946	22,385,164	183,095	5,736,603	35,762	281,432	62,903	18,750	5,462	22,425	52,055,542

Liabilities
Financial liabilities	25,758,219	11,083,785	176	5,801,348	6,837	297,367	170,907	230,051	—	845,804	44,194,494
Non-financial liabilities	1,222,116	6,455	1,252	122,721	26	3,375	2	34	—	171	1,356,152
Total liabilities	26,980,335	11,090,240	1,428	5,924,069	6,863	300,742	170,909	230,085	—	845,975	45,550,646

Mismatch of financial assets and liabilities (*)	(4,385,430)	11,252,061	171,220	(494,086)	28,925	(17,205)	(108,004)	(211,301)	5,462	(823,443)	5,418,199

(*)	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.